Condensed Consolidated Balance Sheets (Q1) (Parenthetical) - $ / shares	Sep. 30, 2019	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2015
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized	20,000,000	20,000,000	20,000,000	20,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	200,000,000	200,000,000	200,000,000
Common stock, shares issued	1,395,000	1,395,000	1,377,000
Common stock, shares outstanding	1,395,000	1,395,000	1,377,000